Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Selling commissions:
Related party products	$ 400,560	[1]	$ 161,370	$ 82,397
Non-related party products	116,074	[1]	19,111	22,996
Dealer manager fees:
Related party products	227,420	[1]	94,761	56,935
Non-related party products	56,381	[1]	10,100	10,820
Retail commissions	47,936	[1]	0	0
Investment banking advisory services:
Related party products	45,484	[1]	0	0
Non-related party products	0	[1]	925	0
Advisory and asset-based fees	38,996	[1]	0	0
Transfer agency revenue (related party)	8,667	[1]	0	0
Services revenue:
Related party products	24,968	[1]	970	1,374
Non-related party products	492	[1]	54	368
Reimbursable expenses
Related party products	6,375	[1]	186	115
Non-related party products	100	[1]	(25)	16
Other	1,614	[1]	45	(292)
Total revenues	975,067	[1]	287,497	174,729
Third-party commissions:
Related party products	395,859	[1]	161,399	82,301
Non-related party products	115,610	[1]	19,111	22,967
Third-party reallowance:
Related party products	63,964	[1]	24,385	11,788
Non-related party products	19,462	[1]	2,464	3,139
Retail commissions and advisory	69,009	[1]	0	0
Internal commissions, payroll and benefits	128,457	[1]	45,865	29,174
Conferences and seminars	26,997	[1]	14,938	12,135
Travel	8,213	[1]	6,235	5,942
Marketing and advertising	8,575	[1]	2,680	303
Related party expense allocations	930	[1]	8	246
Non-related party expenses	5,296	[1]	1,559	1,672
Data processing	7,920	[1]	0	0
Management fee	5,996	[1]	0	0
Transaction costs	4,587	[1]	0	0
Service, sub-advisor and mutual fund expense	2,426	[1]	0	0
Related party expense allocations	2,529	[1]	727	816
Non-related party expenses	9,379	[1]	714	504
Total expenses	875,209	[1]	280,085	170,987
Income before taxes	99,858	[1]	7,412	3,742
Provision for income taxes	1,843	[1]	0	0
Net income	98,015	[1]	7,412	3,742
Less: net income attributable to non-controlling interests	95,749	[1]	7,412	3,742
Net income attributable to RCS Capital Corporation	$ 2,266	[1]	$ 0	$ 0

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.